COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

Certain facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2019. The Company recognizes rent expense under such arrangements on a straight-line basis.

Aggregate minimum lease commitments under non-cancelable operating leases as of December 31, 2013, were as follows:

2014	$5,967
2015	3,581
2016	1,153
2017	293
2018	124
Thereafter	85

$11,203

Rent expenses for the years ended December 31, 2011, 2012 and 2013, were $ 5,950, $ 5,408 and $ 6,224, respectively.

b.	Litigation:

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

In November 2013, the Company reached a settlement agreement (the “Settlement Agreement”), with the Israeli Tax Authorities (“ITA”) for years 2002 through 2011 and accordingly the Company and the ITA notified the court that they have reached an agreement outside of the court and obtained the court’s approval (see Note 11).

We have filed for a declaratory judgment in a patent related case. The adversary is a non-practicing entity. At this time, we do not expect the ultimate resolution of these litigation matters to be material to our business, results of operations and financial condition.

Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims, lease termination claims and other legal proceedings in the normal course of its business. Litigation and governmental proceedings can be expensive, lengthy and disruptive to normal business operations, and can require extensive management attention and resources, regardless of their merit. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is neither probable nor reasonably possible.